Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Current Receivables
	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
Trade receivables
Third parties	31,135,686	6,670,170	15,266,925
Less: Impairment allowance on trade receivables	(1,500,526)	(321,456)	(1,757,638)
	29,635,160	6,348,714	13,509,287
Related party	117,757	25,227	1,305,724
Total trade receivables	29,752,917	6,373,941	14,815,011

Deposits	1,253,629	268,564	195,507
Prepayments	538,390	115,339	28,578
Other receivables	24,438,406	5,235,417	720,437
Total	55,983,342	11,993,261	15,759,533

Movement in impairment allowance on trade receivables	(257,112)	(55,081)	342,427

Beginning balance	1,757,638	376,537	1,415,211
Exchange differences	(257,112)	(55,081)	342,427
Ending balance	1,500,526	321,456	1,757,638
Furthermore, there are ordinary shares obtained from our customers as part of our business consultancy professional fee which disposed to third party investors.
	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
Not past due	22,912,675	4,908,562	11,643,721
Past due	8,340,768	1,786,835	4,928,928
Less: Impairment allowance on trade receivables	(1,500,526)	(321,456)	(1,757,638)
Net trade receivables	29,752,917	6,373,941	14,815,011

Schedule of Aging of Receivables that are Past Due the Average Credit Period	Aging of receivables that are past due the average credit period:
	As of June 30, 2023		As of December 31, 2022
	RM	USD	RM
< 30 days	290,053	62,138	-
31 days to 60 days	154,755	33,153	1,862,965
61 days to 210 days	6,395,434	1,370,088	-
211 days to 240 days	-	-	-
241 days to < 1 year	1,500,526	321,456	3,065,963
Total	8,340,768	1,786,835	4,928,928

Schedule of Provision Matrix Trade Receivables	the provision for loss allowance based on past due status is not further distinguished between the Group’s different customer base:
	Trade receivables – days past due
	Not past due	1 to 30 days	31-60 days	61-210 days	211-240 days	Over 241 days	Total
	RM	RM	RM	RM	RM	RM	RM
Expected credit loss rate	-	-	-	-	-	100%	-
Lifetime ECL – December 31, 2022	-	-	-	-	-	1,757,638	1,757,638
Lifetime ECL – June 30, 2023	-	-	-	-	-	1,500,526	1,500,526

Schedule of Current Trade Receivables Not Denominated in the Functional Currency	The above balances that are not denominated in the functional currency are as follows:
	December 31, 2022	June 30, 2023
	RM	RM
United States dollar	3,205,795	3,625,681